INCOME TAXES - Income Tax Payments (Refunds) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Canada - federal	$ 73	$ 53	$ 61
Canada - provincial	17	6	(1)
Income tax payments (refunds)	543	387	791
United States
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	368	302	692
Mexico
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	84	34	26
Other foreign jurisdictions
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	$ 1	$ (8)	$ 13